Fair Value Measurements - Schedule of Changes in Fair Value of the Company’s Liabilities Measured Using Level 3 Inputs (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)		3 Months Ended	12 Months Ended
	Jun. 06, 2025	Mar. 31, 2026	Dec. 31, 2025
Fair Value, Option, Quantitative Disclosures [Line Items]
Beginning Balance		$ 10,734,481
Acquisitions & Issuances			235,044,278
Payments		(756,320)	(10,252,449)
Change in Fair Value		4,616,052	(214,057,348)
Ending Balance		14,594,214	10,734,481
Note Payable [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Beginning Balance		3,323,407
Acquisitions & Issuances			2,788,000
Payments		(756,320)	(37,740)
Change in Fair Value		(70,699)	535,407
Ending Balance		2,496,388	3,323,407
CCS Note [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Beginning Balance		5,220,666
Acquisitions & Issuances			4,796,223
Payments
Change in Fair Value		80,569	424,443
Ending Balance		5,301,235	5,220,666
Loan Payable To Related Party [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Beginning Balance
Acquisitions & Issuances			10,311,423
Payments			(10,214,709)
Change in Fair Value			(96,714)
Ending Balance
Public Warrants [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Beginning Balance		483,000
Acquisitions & Issuances			121,900,000
Payments
Change in Fair Value		2,932,500	(121,417,000)
Ending Balance		3,415,500	483,000
Private Placement Warrants [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Beginning Balance		268,800
Acquisitions & Issuances			88,768,000
Payments
Change in Fair Value		1,632,000	(88,499,200)
Ending Balance		1,900,800	268,800
Loan Payable To Related Party Polar [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Beginning Balance		1,438,609
Acquisitions & Issuances	$ 6,480,632		6,480,632
Payments
Change in Fair Value		41,682	(5,042,024)
Ending Balance		$ 1,480,291	$ 1,438,609